SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
December 31, 2025
Purchases	24,605
Disposals
Gain (loss)
December 31, 2025	$ 24,605